NOTE 4 - PROPERTY AND EQUIPMENT: Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Property, Plant and Equipment
	December 31,	December 31,
	2020	2019
Furniture & fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-